SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash on hand and cash at bank

	December 31,
	2019	2020
	RMB	RMB
Cash on hand	118,613	719
Cash balances include deposits in:
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	52,225,475	68,083,153
— Denominated in US$	103,577,057	223,435,361
— Denominated in Hong Kong S.A.R. Dollar (“HKD”)	19,057	17,088
Total cash balances held at mainland PRC financial institutions	155,821,589	291,535,602
Financial institutions in Japan
— Denominated in Japanese Yen	8,177,879	5,028,888
Total cash balances held at Japan financial institutions	8,177,879	5,028,888
Total cash balances held at financial institutions	163,999,468	296,564,490
Total cash balances	164,118,081	296,565,209

Schedule of term deposits maintained at banks

	December 31,
	2019	2020
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	69,762,000	160,349,418

Schedule of estimated useful lives of property and equipment

Computer and office equipment	3‑5 years
Furniture and fixtures	3‑5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives
Software	5 -10 years